Equity (MarkWest Merger) (Details)		12 Months Ended
	Dec. 04, 2015 $ / shares shares	Dec. 31, 2015 shares
Stockholders Equity [Line Items]
Units Acquired		229,493,171
MarkWest [Member]
Stockholders Equity [Line Items]
Common Units Conversion Ratio	1.09
Units Acquired	216,350,465
Class B Units Conversion Ratio	1
Cash consideration to unitholders | $ / shares	$ 6.20
Class A Units [Member] | MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired		28,554,313
Class B Units [Member] | MarkWest [Member]
Stockholders Equity [Line Items]
Units Acquired		7,981,756